Jul. 01, 2016
Supplement dated September 20, 2016
to the Prospectus and Summary Prospectus, as supplemented, of the following funds:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust
Columbia Large Cap Growth Fund III	7/1/2016
Effective immediately, the first sentence in the second paragraph under the heading "Principal Investment Strategies" in the "Summary of the Fund" and the "More Information About the Fund" sections of the prospectus of Columbia Large Cap Growth Fund III is hereby deleted. Also, the information under the heading "Principal Risks" in the "Summary of the Fund" and the "More Information About the Fund" sections of the prospectus of Columbia Large Cap Growth Fund III is hereby revised to remove Non-Diversified Fund Risk.